Wilshire US REIT ETF (Prospectus Summary) | Wilshire US REIT ETF
Wilshire US REIT ETF
Investment Objective
The Fund seeks investment results that correspond generally to the performance,

before the Fund's fees and expenses, of an equity index called the Wilshire US

Real Estate Investment Trust IndexSM ("Wilshire US REITSM" or the "Index").

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wilshire US REIT ETF
Management Fees (comprehensive management fee)		0.32%
Distribution and/or service (12b-1) fees	[1]
Other expenses		none
Total annual Fund operating expenses		0.32%
[1]	The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Board of Trustees has adopted a resolution that no such fee may be paid for at least 12 months from the date of this Prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Wilshire US REIT ETF	33	157	293	690

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
The Fund, using a low cost "passive" or "indexing" investment approach, seeks to replicate, before the Fund's fees and expenses, the performance of the Wilshire

US REIT (Index Ticker: WILREIT). The Wilshire US REIT is a rules-based index comprised of, as of November 30, 2011, approximately 96 securities, which may include securities of companies of all categories of market capitalizations,

(subject to the minimum requirements set forth below), as defined by Wilshire

Associates Incorporated ("Wilshire®" or the "Index Provider"). The Wilshire US

REIT is comprised primarily of real estate investment trusts ("REITs") and is derived from the broader Wilshire 5000 Total Market IndexSM. The Wilshire US

REIT is weighted by float-adjusted market capitalization. The Fund will invest at least 80% of its total assets in equity securities that comprise the Wilshire

US REIT. The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Wilshire US REIT. The Board of Trustees of the Trust may change the Fund's investment strategy and other policies without shareholder approval,

except as otherwise indicated. The Investment Adviser and the Investment

Sub-Adviser seek a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index in proportions expected by the Investment Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Investment Adviser may choose to overweight another security in the Index or purchase (or sell) securities not in the Index which the Investment Adviser believes are appropriate to substitute for one or more Index components in seeking to accurately track the Index. In addition, from time to time securities are added to or removed from the Index.

The Fund may sell securities that are represented in the Index or purchase securities that are not yet represented in the Index in anticipation of their removal from or addition to the Index.

Principal Investment Risks
Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk,

including the possible loss of the entire principal amount that you invest.

REIT Risk. Investments in securities of real estate companies involve risks.

These risks include, among others, adverse changes in national, state or local real estate conditions (such as the turmoil experienced since 2007 in the residential and commercial real estate markets); obsolescence of properties;

changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, REITs have expenses, including advisory and administration fees, that are paid by their shareholders. As a result, you will absorb duplicate levels of fees when the Fund invests in REITs. In addition, REITs are subject to certain provisions under federal tax law. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company. REITs are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT's distributions. The

U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.

Concentration Risk. Real estate companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

Interest Rate Risk. Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company's ability to meet its payment obligations.

Leverage Risk. Real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company's operations and market value in periods of rising interest rates. Financial covenants related to a real estate company's leveraging may affect the ability of the real estate company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments,

tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a real estate company to make payments of any interest and principal on its debt securities will be adversely affected.

These risks are especially applicable in conditions of declining real estate values, such as those experienced since 2007.

Liquidity Risk. Real estate is relatively illiquid and, therefore, a real estate company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions. These risks are especially applicable in conditions of declining real estate values, such as those experienced since 2007.

Management Risk. Real estate companies are dependent upon management skills and may have limited financial resources. Real estate companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and self-liquidation. In addition, transactions between real estate companies and their affiliates may be subject to conflicts of interest, which may adversely affect a real estate company's shareholders. A real estate company may also have joint venture investments in certain of its properties and,

consequently, its ability to control decisions relating to such properties may be limited.

Property Risk. Real estate companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changing tastes and values,

or increasing vacancies or declining rents resulting from legal, cultural,

technological, global or local economic developments.

Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes or environmental regulations,

also may have a major impact on real estate.

Repayment Risk. The prices of real estate company securities may drop because of the failure of borrowers to repay their loans, poor management, and the inability to obtain financing either on favorable terms or at all. If the properties do not generate sufficient income to meet operating expenses,

including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures,

the income and ability of the real estate company to make payments of interest and principal on their loans will be adversely affected. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates.

Small and Medium-Sized Company Risk. Investing in real estate companies may involve risks similar to those associated with investing in small or medium-sized capitalization companies. Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of larger, more established companies. These securities may have returns that vary, sometimes significantly,

from the overall stock market.

Micro-cap Company Risk. Micro-cap companies involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses),

and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines,

markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Non-Correlation Risk. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or otherwise holds investments other than those that comprise the Index, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

Replication Management Risk. Unlike many investment companies, the Fund is not

"actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Index.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund has not been guaranteed, sponsored, recommended, or approved by the

United States, or any agency, instrumentality or officer of the United States,

has not been insured by the Federal Deposit Insurance Corporation (FDIC) and is

not guaranteed by and is not otherwise an obligation of any bank or insured depository institution.

Fund Performance
As of the date of this Prospectus, the Fund has not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Index and a broad measure of market performance .